Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Assets And Liabilities Measured on Recurring Basis
The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring and nonrecurring basis according to the valuation techniques the Company uses to determine their fair value:

	March 31, 2022
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds, included in cash and cash equivalents	$71,943	$—	$—

Total	$71,943	$—	$—

	December 31, 2021
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds, included in cash and cash equivalents	$96,661	$—	$—

Total	$96,661	$—	$—

The following table sets forth, by level within the fair value hierarchy, the accounting of the Company’s financial assets and liabilities at fair value on a recurring and nonrecurring basis according to the valuation techniques the Company uses to determine their fair value:

	December 31, 2021
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds	$96,661	$—	$—
Total	$96,661	$—	$—

	December 31, 2020
	Level 1	Level 2	Level 3

	(in thousands)
Recurring fair value measurements
Assets:
Money market funds	$4	$—	$—

Total	$4	$—	$—

The fair value of the Company’s money market funds is determined using quoted market prices in active markets for identical assets.

Schedule of Changes in Level 3 Fair Value Measurement for the Warrant Liability
The following table presents changes in the Level 3 fair value measurement for the warrant liability on a recurring basis:

	Year Ended December 31,
	Convertible Notes	Warrant Liability

	(in thousands)
Balance as of December 31, 2020	$—	$—
Additions	26,050	1,415
Fair value measurement adjustments	5,067	10
Gain on Convertible Notes	(240)	—
Interest expense on Convertible Notes (paid-in-kind)	1,364	—
Settlement of Convertible Notes and Warrants	(32,241)	(1,425)

Balance as of December 31, 2021	$—	$—